Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 3 – Related Party Transactions

Advance from Vice Chairman of the Board

On December 29, 2021, the Company received an advance of $200,000 from one of our Directors, Dr. Kenneth Perego, II, M.D. pursuant to an unsecured promissory note due January 1, 2024 that carried an 8% interest rate.

Debt Repayments, Related Party

On October 18, 2021, the Company repaid a total of $52,918, consisting of $50,000 of principal and $2,918 of interest, to Isiah Thomas, the Company’s Chief Executive Officer.

On September 15, 2021, the Company repaid a total of $130,610, consisting of $125,000 of principal and $5,610 of interest, to Isiah Thomas, the Company’s Chief Executive Officer.

On March 29, 2021, the Company repaid a total of $27,201 of indebtedness owed to the Company’s Chairman of the Board, Dr. Kenneth Perego, II, M.D., consisting of $26,000 of principal and $1,201 of interest.

Advances and Repayment to former CEO

On various dates between May 3, 2018 and November 23, 2018, our then CEO advanced us short-term unsecured demand loans, bearing interest at 6% per annum, in an aggregate amount of $514,141, which was repaid on various dates from March of 2019 through May of 2019, including $200,000 of such principal paid by the issuance of 400,000 shares of common stock. On February 13, 2019, the remaining outstanding obligations under these advances were exchanged for an amended and restated promissory note in the principal amount of $307,141 that bore interest at 6% and was payable upon the earlier of (i) a public or private offering of our equity securities, resulting in gross proceeds of at least $5,000,000, or (ii) February 13, 2022. All indebtedness outstanding under this note, consisting of $307,141 of principal and $13,791 of interest, was repaid in full during the year ended December 31, 2020, with $200,000 of such principal paid by the issuance of 400,000 shares of common stock to the CEO.

Series A Preferred Stock Sales

On July 10, 2020, the Company received proceeds of $110,000 from the sale of 11,000 units to the Company’s Chairman of the Board, Dr. Ken Perego. Each unit consisted of one share of Series A Preferred Stock and five-year warrants to purchase 50 shares of common stock at an exercise price of $0.25 per share. The proceeds received were allocated between the preferred stock and warrants on a relative fair value basis.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Series B Preferred Stock Sales

On February 7, 2021, the Company and ISIAH International, LLC (“ISIAH International”), entered into a Securities Purchase Agreement (the “Purchase Agreement”) under which ISIAH International agreed to purchase from the Company, on the dates provided for in the Purchase Agreement, an aggregate of 200,000 shares of the Company’s newly designated Series B Preferred Stock (“Series B Preferred Stock”), convertible into an aggregate of 20,000,000 shares of the Company’s common stock, for a purchase price of $15 per share of Preferred Stock, and an aggregate purchase price of $3 million. Each share of Series B Preferred Stock has a Stated Value of $15 and is convertible into common stock at a conversion price equal to $0.15. Isiah Thomas, the Company’s Chief Executive Officer, is the sole member and Chief Executive Officer of ISIAH International. Pursuant to the Purchase Agreement, ISIAH International purchased the 200,000 shares of Series B Preferred Stock from the Company according to the following schedule:

Date	Shares	Purchase Price
Initial Closing Date	16,666	$249,990
February 22, 2021	16,667	250,005
March 8, 2021	16,667	250,005
March 22, 2021	16,667	250,005
April 5, 2021	16,666	249,990
April 19, 2021	16,667	250,005
May 17, 2021	33,334	500,010
June 14, 2021	33,333	499,995
July 12, 2021	33,333	499,995
Total	200,000	$3,000,000

On various dates in May, 2021, the Company also received total proceeds of $50,010 from the sale of an aggregate of 3,334 shares of Series B Preferred Stock at a price of $15 per share to trusts whose beneficiaries are adult children of Isiah L. Thomas III. Mr. Thomas disclaims beneficial ownership of the shares held by these trusts.

Common Stock Issued for Services

On December 31, 2021, the Company issued 673,582 shares of common stock in lieu of cash compensation to its former Chief Financial Officer, Vahé Gabriel. The aggregate fair value of the shares was $55,234, based on the closing price of the Company’s common stock on the date of grant.

On December 31, 2020, the Company awarded 750,000 shares of common stock to the Company’s Chairman of the Board, Dr. Ken Perego, for services provided. The aggregate fair value of the common stock was $90,000 based on the closing price of the Company’s common stock on the date of grant.

On December 31, 2020, the Company awarded 750,000 shares of common stock to one of the Company’s Directors, Bruce Raben, for services provided. The aggregate fair value of the common stock was $90,000 based on the closing price of the Company’s common stock on the date of grant.

On June 3, 2020, the Company awarded 500,000 shares of common stock to the Company’s Chief Executive Officer, Isiah L. Thomas III, as a signing bonus. The aggregate fair value of the common stock was $275,000 based on the closing price of the Company’s common stock on the date of grant.

On June 3, 2020, the Company awarded 2,000,000 shares of common stock to the Company’s former Chief Executive Officer, Craig Ellins, pursuant to a Separation Agreement. The aggregate fair value of the common stock was $1,100,000 based on the closing price of the Company’s common stock on the date of grant.

On May 31, 2020, the Company awarded 350,000 shares of common stock to the Company’s Chairman of the Board, Dr. Ken Perego, for services provided. The aggregate fair value of the common stock was $196,000 based on the closing price of the Company’s common stock on the date of grant.

Common Stock Options Issued for Services

On May 28, 2021, the Company awarded options to purchase 1,000,000 shares of common stock under the Company’s 2019 Stock Incentive Plan (the “2019 Plan”) at an exercise price equal to $0.1782 per share, exercisable over a ten year period to the Company’s CFO and COO, Vahé Gabriel. The options vested immediately as to 500,000 shares, and vest as to the remaining 500,000 shares quarterly in 250,000 increments over the following two quarters. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 183% and a call option value of $0.1719, was $171,949. The options were expensed over the vesting period, resulting in $171,949 of stock-based compensation expense during the year ended December 31, 2021.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On January 1, 2021, the Company awarded options to purchase 5,500,000 shares of common stock at an exercise price equal to $0.13 per share to Isiah L. Thomas III, the Company’s Chief Executive Officer and Vice Chairman. The options were issued outside of the 2019 Plan and are exercisable over a ten year period. The options vested immediately as to 2,750,000 shares, and vest as to the remaining 2,750,000 shares quarterly in 250,000 increments over the following eleven quarters. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1174, was $645,624. The options are being expensed over the vesting period, resulting in $410,853 of stock-based compensation expense during the year ended December 31, 2021. As of December 31, 2021, a total of $234,771 of unamortized expenses are expected to be expensed over the vesting period.

On January 1, 2021, the Company awarded options to purchase 350,000 shares of common stock under the 2019 Plan at an exercise price equal to $0.13 per share, exercisable over a ten year period to the Company’s Vice Chairman of the Board, Dr. Ken Perego. The options vest in equal quarterly installments over one year. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1170, was $40,943. The options were expensed over the vesting period, resulting in $40,943 of stock-based compensation expense during the year ended December 31, 2021.

On January 1, 2021, the Company awarded options to purchase 475,000 shares of common stock under the 2019 Plan at an exercise price equal to $0.13 per share, exercisable over a ten year period to Bruce Raben, the Company’s former Interim Chief Financial Officer and a Director of the Company. The options vest in equal quarterly installments over one year. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1170, was $55,565. The options were expensed over the vesting period, resulting in $55,565 of stock-based compensation expense during the year ended December 31, 2021.

On June 3, 2020, the Company awarded options to purchase 5,500,000 shares of the Company’s Common Stock at an exercise price equal to $0.55 per share to Isiah L. Thomas III, the Company’s Chief Executive Officer and Vice Chairman. The options were issued outside of the Company’s 2019 Plan and are exercisable over a ten year period. The options vest as to 1,500,000 shares immediately, as to 1,000,000 shares 120 days following the issuance of the option (the “Second Vesting Date”), and as to the remaining 3,000,000 shares vesting quarterly over the three years following the Second Vesting Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 301% and a call option value of $0.5499, was $3,024,689. The options were being expensed over the vesting period, resulting in $1,206,933 of stock-based compensation expense during the year ended December 31, 2020. On December 31, 2020, the options were voluntarily surrendered and cancelled.

On May 31, 2020, the Company awarded options to purchase 350,000 shares of the Company’s Common Stock at an exercise price equal to $0.56 per share to the Company’s Chairman of the Board, Dr. Ken Perego. The options vest as to 116,667 shares immediately, with the remaining 233,333 shares vesting quarterly over the following two years, beginning October 1, 2020. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 302% and a call option value of $0.5599, was $195,959. The options were being expensed over the vesting period, resulting in $102,056 of stock-based compensation expense during the year ended December 31, 2020. On December 31, 2020, the options were voluntarily surrendered and cancelled.

On May 31, 2020, the Company awarded options to purchase 350,000 shares of the Company’s Common Stock at an exercise price equal to $0.56 per share to Bruce Raben, one of the Company’s Directors. The options vest as to 116,667 shares immediately, with the remaining 233,333 shares vesting quarterly over the following two years, beginning October 1, 2020. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 302% and a call option value of $0.5599, was $195,959. The options were being expensed over the vesting period, resulting in $102,056 of stock-based compensation expense during the year ended December 31, 2020. On December 31, 2020, the options were voluntarily surrendered and cancelled.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS